Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2025
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the Years Ended
	February 28, 2023	February 29, 2024	February 28, 2025
	RMB	RMB	RMB	USD
General and administrative expenses	3,001	2,939	4,892	672
Sales and marketing expenses	167	183	134	18
Total share-based compensation	3,168	3,122	5,026	690

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding for the periods presented are as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in thousand)	RMB	Years	RMB
Options outstanding on February 28, 2023	3,213	14.34	4.91	—
Granted	100	14.40	9.33
Forfeited	(72)	15.86	5.21
Expired	(15)	17.26	7.00
Exercised	—	—	—
Options outstanding on February 29, 2024	3,226	15.66	4.08	—
Granted	650	7.28	9.50
Forfeited	(85)	12.13	5.08
Expired	(25)	14.57	8.33
Exercised	(1,137)	5.95	8.99
Options outstanding on February 28, 2025	2,629	9.25	6.19	131.00
Options vested or expected to vest on February 28, 2025	3,767	7.56	7.00	319.00
Options exercisable on February 28, 2025	1,941	8.46	4.73	132.00

Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted and repriced during the year ended February 28, 2025 with reference to the closing price of the Company on the measurement dates.

For the Year Ended
February 28,
2025
Average risk-free rate of interest	3.79% - 3.90%
Estimated volatility rate	52% - 61%
Dividend yield	0%
Life of options	10 years